Mergers and Acquisitions (Details) - Schedule of the company’s pro forma revenue and net loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of the company’s pro forma revenue and net loss [Abstract]
Revenue	$ 78,813	$ 41,603
Net loss	$ (10,369)	$ (82,357)